Special Items (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of special items [Abstract]
Disclosure of Special Items by Item

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2019	2018	2018
US Dollar million	Reviewed	Reviewed	Audited

Impairment and derecognition of assets	9	94	104
Retrenchment and related costs	6	33	34
Legal fees and other costs related to contract terminations and settlement costs	3	5	17
Brazilian power utility legal settlement	(16)	—	—
Write-down of inventories	—	1	1
Net (profit) loss on disposal of assets	1	22	20
Royalties received	(1)	(6)	(10)
Indirect tax expenses (recoveries)	4	2	4
	6	151	170